Related Party Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Disclosures
Schedule of annual remuneration and related compensation costs recognized as expense

In € thousand	06/30/2021	06/30/2020
Short-term employee benefits	1,697	885
Share-based payment remuneration (2021: 2,077 options; 2020: 1,400 options)	7,107	1,983

In € thousand	2020	2019
Short-term employee benefits	1,966	1,219
Share-based payment remuneration (2020: 1,484 options; 2019: 1,400 options)	14,875	1,835

Schedule of balances held by entities with significant influence over the company

(In € thousand)	06/30/2021	12/31/2020
Share capital	42	35
Share premium	305,269	174,998

(In € thousand)	12/31/2020	12/31/2019	01/01/2019
Share capital	35	25	25
Capital reserves	174,998	66,479	66,479